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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Account Management, LLC
Address:    17 Arlington Street
            Boston, MA  02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter de Roetth
Title:  Principal
Phone:  617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature of file)           Boston, MA         August 13, 2012
----------------------------------------      -------------      ---------------
              [Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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
Page 1 of 3      FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC    (SEC USE ONLY)

                                                                             Item 6:                                Item 8:
                                                                      Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-    Managers      (a)     (b)    (c)
Name of Issuer          Class    Number      Value     Amount     Sole   in Instr. V   Other     See Instr. V   Sole   Shared  None
------------------   ---------- --------- ----------- --------- -------- ----------- ----------- ------------ -------- ------- -----
Berkshire Hathaway   Common
  Hld B              Stock      084670702  12,111,432   145,343  145,343                                       145,343
Berkshire Hathaway   Common
  Inc. CL "A"        Stock      084670108   2,124,065        17       17                                            17
Agnico Eagle         Common
                     Stock      268648102     596,785    14,750   14,750                                        14,750
Credit Acceptance    Common
  Corporation        Stock      225310101  16,772,611   198,657  198,657                                       198,657
D R Horton Inc       Common
                     Stock      23331A109   8,141,421   442,950  442,950                                       442,950
Range Resources      Common
  Corp Com           Stock      75281A109   3,873,681    62,610   62,610                                        62,610
Novagold Resources   Common
  Inc New            Stock      66987E206    1,679,040  318,000  318,000                                       318,000
ETFS Metal
  Securities
  Austrailia LTD
  Redeemable Pref    Common
  SHS                Stock      Q3635T113     407,444     2,672    2,672                                         2,672
G Check PT           Common
  Software Ford      Stock      M22465104   1,481,997    29,885   29,885                                        29,885
Maxim Integrated     Common
  Products           Stock      57772K101   2,688,354   104,850  104,850                                       104,850
Ritchie Bros.        Common
  Auction            Stock      767744105   2,798,625   131,700  131,700                                       131,700
     COLUMN TOTALS                         52,675,455 1,451,434

Page 2 of 3      FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC    (SEC USE ONLY)

                                                                             Item 6:                                Item 8:
                                                                      Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-    Managers      (a)     (b)    (c)
Name of Issuer          Class    Number      Value     Amount     Sole   in Instr. V   Other     See Instr. V   Sole   Shared  None
------------------   ---------- --------- ----------- --------- -------- ----------- ----------- ------------ -------- ------- -----
Barrick Gold         Common
  Corporation        Stock      067901108   4,218,472   112,283  112,283                                       112,283
Canadian Natural     Common
  Resources          Stock      136385101     414,833    15,450   15,450                                        15,450
Microsoft            Common
  Corporation        Stock      594918104   5,162,827   168,775  168,775                                       168,775
Johnson & Johnson    Common
                     Stock      478160104   2,127,464    31,490   31,490                                        31,490
Leucadia National    Common
  Corp               Stock      527288104   1,052,865    49,500   49,500                                        49,500
Goldcorp Inc.        Common
                     Stock      380956409   6,912,653   183,945  183,945                                       183,945
Ford Motor Company   Common
                     Stock      345370860     143,850    15,000   15,000                                        15,000
Cenovus Energy Inc.  Common
                     Stock      15135U109     222,600     7,000    7,000                                         7,000
EMC Corp Mass        Common
                     Stock      268648102     871,420    34,000   34,000                                        34,000
Kodiak Oil & Gas     Common
  Corp Com NPV       Stock      50015Q100     656,800    80,000   80,000                                        80,000
Enterprise Prods     Common
  Partners LP        Stock      293792107   2,712,646    52,940   52,940                                        52,940
Portfolio Recovery   Common
  As.                Stock      73640Q105     593,190     6,500    6,500                                         6,500
SPDR Gold Trust      Common
                     Stock      78463V107   5,667,228    36,518   36,518                                        36,518
     COLUMN TOTALS                         30,756,848   793,401

Page 3 of 3      FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC    (SEC USE ONLY)

                                                                             Item 6:                                Item 8:
                                                                      Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-    Managers      (a)     (b)    (c)
Name of Issuer          Class    Number      Value     Amount     Sole   in Instr. V   Other     See Instr. V   Sole   Shared  None
------------------   ---------- --------- ----------- --------- -------- ----------- ----------- ------------ -------- ------- -----
Petaquilla Minerals  Common
  LTD                Stock      716013107      28,100    71,140   71,140                                        71,140
Transdigm Group Inc. Common
                     Stock      893641100   1,678,750    12,500   12,500                                        12,500
Market Vectors Gold  Common
  Miners ETF         Stock      57060U100     311,331     6,954    6,954                                         6,954
Dunkin Brands        Common
  Group IN           Stock      265504100   1,184,730    34,500   34,500                                        34,500
Asia Tigers          Common
  Fund Inc.          Stock      04516T105     253,223    19,870   19,870                                        19,870
Sprott Physical      Common
  Gold Trust         Stock      85207H104   1,513,453   109,750  109,750                                       109,750
PMFG, Inc            Common
                     Stock      69345P103     273,350    35,000   35,000                                        35,000
Exxon Mobil          Common
  Corporation        Stock      30231G102   2,516,100    29,404   29,404                                        29,404
KB Home              Common
                     Stock      48666K109     441,000    45,000   45,000                                        45,000
MELA Sciences, Inc   Common
                     Stock      55277R100     352,080   108,000  108,000                                       108,000
                     Common
                     Stock                                             0                                             0
                     Common
                     Stock                                             0                                             0
                     Common
                     Stock                                             0                                             0
     COLUMN TOTALS                          8,552,117   472,118